                          AIM TREASURER'S SERIES TRUST


                  INVESCO TREASURER'S MONEY MARKET RESERVE FUND
                   INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND

                        Supplement dated October 15, 2004
           to the Prospectus dated November 25, 2003, as supplemented
      December 4, 2003, December 16, 2003, January 16, 2004, May 17, 2004,
 May 18, 2004, June 25, 2004, July 2, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004


         The Board of Trustees of AIM Treasurer's Series Trust, on behalf of INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund, has approved changing the funds' names to "Premier Portfolio" and "Premier Tax-Exempt Portfolio", respectively, effective October 15, 2004.

                          AIM TREASURER'S SERIES TRUST

                  INVESCO TREASURER'S MONEY MARKET RESERVE FUND
                   INVESCO TREASURER'S TAX-EXEMPT RESERVE FUND

                        Supplement dated October 15, 2004
      to the Statement of Additional Information dated November 25, 2003, as supplemented December 16, 2003, January 16, 2004, March 3, 2004,
         April 6, 2004, May 18, 2004, July 16, 2004, September 28, 2004
                              and October 12, 2004


         The Board of Trustees of AIM Treasurer's Series Trust, on behalf of INVESCO Treasurer's Money Market Reserve Fund and INVESCO Treasurer's Tax-Exempt Reserve Fund, has approved changing the funds' names to "Premier Portfolio" and "Premier Tax-Exempt Portfolio", respectively, effective October 15, 2004.

                          AIM TREASURER'S SERIES TRUST

                            INVESTOR CLASS SHARES OF

                       INVESCO U.S. GOVERNMENT MONEY FUND

                        Supplement dated October 15, 2004
           to the Prospectus dated November 25, 2003, as supplemented
      December 4, 2003, December 16, 2003, January 16, 2004, May 17, 2004,
         May 18, 2004, July 15, 2004, July 16, 2004, September 8, 2004
                              and October 12, 2004


         The Board of Trustees of AIM Treasurer's Series Trust, on behalf of INVESCO U.S. Government Money Fund, has approved changing the fund's name to "Premier U.S. Government Money Portfolio", effective October 15, 2004.

                          AIM TREASURER'S SERIES TRUST

                       INVESCO U.S. GOVERNMENT MONEY FUND

                      Supplement dated October 15, 2004 to
        the Statement of Additional Information dated November 25, 2003, as supplemented December 16, 2003, January 16, 2004, March 3, 2004,
           April 6, 2004, May 18, 2004, July 15, 2004, July 16, 2004,
                    September 28, 2004 and October 12, 2004


         The Board of Trustees of AIM Treasurer's Series Trust, on behalf of INVESCO U.S. Government Money Fund, has approved changing the fund's name to "Premier U.S. Government Money Portfolio" effective October 15, 2004.